Stock-based Compensation - Management Unit Awards - Additional Disclosures (Details) - Management Unit Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock-based Compensation
Weighted average grant date fair value (in dollars per share)	$ 15.00	$ 15.00
Unrecognized expenses	$ 0.9
Weighted-average remaining recognition period (in years)	1 year 3 months 18 days